Stock-based compensation	12 Months Ended
Dec. 31, 2011
Stock-based compensation [Abstract]
Stock-based compensation

27    Stock-based compensation

At December 31, 2011, the Company had several stock-based compensation plans, including stock option plans, various cash settled liability plans and an employee stock savings plan. These plans resulted in an expense in 2011 of $43 million (2010 – $71 million; 2009 – $68 million).

A. Stock option plans

Regular options and TSARs

With the granting of regular options, employees may be simultaneously granted TSARs equivalent to the number of regular options granted (stock options granted prior to January 2009 were simultaneously granted TSARs equivalent to one-half the regular options granted). The last issue of TSARs was in April 2010. A TSAR entitles the holder to receive payment of an amount equal to the excess of the market value of a Common Share at the exercise date of the TSAR over the related option exercise price. The liability for TSARs is recognized and measured at its fair value. Regular options and TSARs may be exercised no earlier than two years and no later than 10 years after the grant date.

Where an option granted is a tandem award, the holder can choose to exercise an option or a TSAR of equal intrinsic value.

As a result of changes to Canadian tax legislation, which eliminated the favourable tax treatment on cash settled compensation awards, the Company offered employees the option of cancelling the outstanding SAR and keeping in place the outstanding option. During 2011, the Company cancelled 3.5 million SARs and reclassified the fair value of the previously recognized liability ($75 million) and the recognized deferred tax asset ($18 million) to “Additional paid-in capital”. The terms of the awards were not changed and as a result no incremental cost was recognized. The weighted-average fair value of the units cancelled was $23.75. Compensation cost will continue to be recognized over the remaining vesting period for those options not yet vested.

Performance options

Performance options, granted prior to 2007, vest after 48 months, unless certain performance targets are achieved, in which case vesting is accelerated, and will expire five years after the grant date (“performance-accelerated options”). Beginning in 2007, performance options granted will only vest when certain performance targets are achieved and will not vest if the performance targets are not achieved within a specific time frame. These options will expire five years and three months after the grant date (“performance-contingent options”).

Summary of regular and performance options

The following table summarizes the Company’s fixed stock option plans (that do not have a TSAR attached to them) as at December 31:

	Options outstanding		Nonvested options
	Number of options	Weighted average exercise price	Number of options	Weighted average grant date fair value

Outstanding, January 1, 2011	3,530,698	$53.36	1,096,275		$18.18
New options granted	632,400	65.03	632,400		19.44
Transferred from TSARs	3,534,910	47.44	1,563,675		11.63
Exercised	(752,085)	34.77	NA		NA
Vested	NA	NA	(635,000)		12.19
Forfeited	(30,600)	52.73	(7,300)		22.26

Outstanding at December 31, 2011	6,915,323	$53.42	2,650,050		$16.04

Vested or expected to vest at December 31, 2011 (1)	6,050,046	$51.37	NA	$	NA

Exercisable at December 31, 2011	4,265,273	$50.43	NA	$	NA

(1) As at December 31, 2011, the weighted-average remaining term of vested or expected to vest options was 5.3 years with an aggregate intrinsic value of $109 million.

The following table provides the number of stock options outstanding and exercisable as at December 31, 2011 by range of exercise price and their related intrinsic aggregate value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the amount that would have been received by option holders had they exercised their options on December 31, 2011 at the Company’s closing stock price of $69.01.

	Options outstanding				Options exercisable
Range of exercise prices	Number of options	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of options	Weighted average exercise price	Aggregate intrinsic value (millions)

$27.62 – $40.47	1,743,998	3.5	$33.66	$62	1,396,948	$33.00	$50
$42.05 – $60.69	2,244,775	5.2	51.19	40	1,431,675	50.68	26
$62.56 – $74.89	2,926,550	4.9	66.82	10	1,436,650	67.15	5

Total(1)	6,915,323	4.6	$53.42	$112	4,265,273	$50.43	$81

(1) As at December 31, 2011, the total number of in-the-money stock options outstanding was 5,730,673 with a weighted-average exercise price of $49.60. The weighted-average years to expiration of exercisable stock options is 4.8 years.

Under the fair value method, the fair value of options at the grant date was approximately $12 million for options issued in 2011 (2010 – $1 million; 2009 – $nil). The weighted-average fair value assumptions were approximately:

	2011	2010	2009

Expected option life (years) (1)	6.30	6.25	5.00
Risk-free interest rate(2)	2.79%	2.78%	2.35%
Expected stock price volatility (3)	31%	30%	23%
Expected annual dividends per share (4)	$1.20	$1.08	$0.99
Estimated forfeiture rate(5)	0.7%	0.7%	2.3%
Weighted-average grant date fair value of options granted during the year	$19.44	$15.90	$6.52

(1) Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour was used to estimate the expected life of the option.

(2) Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.

(3) Based on the historical stock price volatility of the Company’s stock over a period commensurate with the expected term of the option.

(4) Determined by the current annual dividend. The Company does not employ different dividend yields throughout the year.

(5) The Company estimated forfeitures based on past experience. The rate is monitored on a periodic basis.

In 2011, the expense for stock options (regular and performance) was $15 million (2010 – $2 million; 2009 – recovery of $1 million). At December 31, 2011, there was $5 million of total unrecognized compensation related to stock options which is expected to be recognized over a weighted-average period of approximately 0.9 years.

Currently, the Company is not subject to post vesting restrictions on its stock option plans prior to expiry.

At December 31, 2011, there were 3,459,831 (2010 – 1,048,531; 2009 – 1,831,361) Common Shares available for the granting of future options under the stock option plans, out of the 15,578,642 (2010 – 15,578,642; 2009 – 15,578,642) Common Shares currently authorized for issuance.

Summary of TSARs

The following table summarizes information related to the Company’s TSARs as at December 31:

	TSARs outstanding		Nonvested TSARs
	Number of TSARs	Weighted average exercise price	Number of TSARs	Weighted average grant date fair value

Outstanding, January 1, 2011	3,998,910	$47.43	1,766,975		$11.54
Exercised as TSARs	(1,300)	30.50	NA		NA
Exercised as Options	(65,400)	41.01	NA		NA
Vested	NA	NA	(142,500)		10.43
Transferred to Options	(3,534,910)	47.44	(1,563,675)		11.63
Forfeited	(13,900)	61.69	(4,200)		14.02

Outstanding at December 31, 2011	383,400	$47.97	56,600		$11.73

Vested or expected to vest at December 31, 2011 (1)	383,400	$47.97	NA	$	NA

Exercisable at December 31, 2011	326,800	$48.28	NA	$	NA

(1) As at December 31, 2011, the weighted-average remaining term of vested or expected to vest TSARs was 4.2 years with an aggregate intrinsic value of $8 million.

The following table provides the number of TSARs outstanding and exercisable as at December 31, 2011 by range of exercise price and their related intrinsic value, and for TSARs outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money TSARs, which represents the amount that would have been received by TSAR holders had they exercised their TSAR on December 31, 2011 at the Company’s closing stock price of $69.01.

	TSARs outstanding				TSARs exercisable
Range of exercise prices	Number of TSARs	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of TSARs	Weighted average exercise price	Aggregate intrinsic value (millions)

$30.50 – $40.47	141,650	3.1	$33.24	$5	122,350	$32.76	$5
$42.05 – $60.69	146,800	4.7	49.87	3	109,500	49.40	2
$62.56 – $72.58	94,950	4.9	66.99	–	94,950	66.99	–

Total(1)	383,400	4.2	$47.97	$8	326,800	$48.28	$7

(1) As at December 31, 2011, the total number of in-the-money TSARs outstanding was 337,750 with a weighted-average exercise price of $44.76. The weighted-average years to expiration of exercisable TSARs is 4.0 years.

There were no TSARs issued in 2011. Under the fair value method, the fair value of TSARs at the grant date was $12 million in 2010 (2009 – $6 million). The weighted-average fair value of TSARs granted during 2010 was $14.27 (2009 – $7.39).

In 2011, the expense for TSARs was $4 million (2010 – $32 million; 2009 – $43 million).

Summary of stock option plans

The following table refers to the total fair value of shares vested for all stock option plans (including TSARs) during the years ended December 31:

(in millions of Canadian dollars)	2011	2010	2009

Regular stock option plan	$8	$6	$6
TSARs	1	6	6

Total	$9	$12	$12

The following table provides information related to all options exercised in the stock option plans during the years ended December 31:

(in millions of Canadian dollars)	2011	2010	2009

Total intrinsic value	$17	$10	$8
Cash received by the Company upon exercise of options	29	32	24

B. Other share-based plans

Performance share unit (“PSU”) plan

During 2011, the Company issued 269,300 PSUs. These units attract dividend equivalents in the form of additional units based on the dividends paid on the Company’s Common Shares. PSUs vest and are settled in cash approximately three years after the grant date contingent upon CP’s performance (performance factor). The fair value of PSUs are measured, both on the grant date and each subsequent quarter until settlement, using a Monte Carlo simulation model. The model utilizes multiple input variables that determine the probability of satisfying the performance and market condition stipulated in the grant.

The following table summarizes information related to the Company’s PSUs as at December 31:

	2011	2010

Outstanding, January 1	700,468	422,534
Granted	269,300	328,020
Units, in lieu of dividends	16,487	10,707
Vested	NA	NA
Forfeited	(55,944)	(60,793)

Outstanding at December 31	930,311	700,468

Vested, or expected to vest at December 31	359,532	–

Under the fair value method, the fair value of PSUs at the grant date was $16 million for PSUs issued in 2011 (2010 – $15 million; 2009 – $15 million).

In 2011, the expense for PSUs was $15 million (2010 – $29 million; 2009 – $10 million). At December 31, 2011, there was $17 million of total unrecognized compensation related to PSUs which is expected to be recognized over a weighted-average period of approximately 1.6 years.

Deferred share unit plan

The Company established the DSU plan as a means to compensate and assist in attaining share ownership targets set for certain key employees and Directors. A DSU entitles the holder to receive, upon redemption, a cash payment equivalent to the market value of a Common Share at the redemption date. DSUs vest over various periods of up to 36 months and are only redeemable for a specified period after employment is terminated.

Key employees may choose to receive DSUs in lieu of cash payments for certain incentive programs. In addition, when acquiring Common Shares to meet share ownership targets, key employees may be granted a matching number of DSUs up to 33% of the shares and DSUs acquired during the first six months after becoming eligible under the plan and, thereafter, up to 25%. Key employees have five years to meet their ownership targets.

An expense to income for DSUs is recognized over the vesting period for both the initial subscription price and the change in value between reporting periods.

The following table summarizes information related to the DSUs as at December 31:

	2011	2010

Outstanding, January 1	388,346	345,843
Granted	67,306	37,802
Transferred from RSUs	–	18,756
Units, in lieu of dividends	7,732	6,226
Redeemed	(67,078)	(20,281)

Outstanding, December 31	396,306	388,346

In 2011, the expense for DSUs was $5 million (2010 – $6 million; 2009 – $8 million).

Restricted share unit plan

The Company issued 64,470 RSUs in 2011 (2010 – 151; 2009 – 405). The fair value of RSUs at the grant date was $4 million. The RSUs are subject to time vesting. An expense to income for RSUs is recognized over the vesting period. At December 31, 2011, there was $4 million of total unrecognized compensation related to RSUs which is expected to be recognized over a weighted-average period of approximately 2.9 years.

Summary of share based liabilities paid

The following table summarizes the total share based liabilities paid for each of the years ended December 31:

(in millions of Canadian dollars)	2011	2010	2009

Plan
TSARs	$–	$–	$3
DSUs	4	2	–

Total	$4	$2	$3

C. Employee share purchase plan

The Company has an employee share purchase plan whereby both employee and Company contributions are used to purchase shares on the open market for employees. The Company’s contributions are expensed over the one-year vesting period. Under the plan, the Company matches $1 for every $3 contributed by employees up to a maximum employee contribution of 6% of annual salary. On April 1, 2009, the Company suspended its match to employee ESPP contributions. The match to non-union employee contributions was reinstated effective January 1, 2010.

At December 31, 2011, there were 13,984 participants (2010 – 13,525; 2009 – 13,261) in the plan. The total number of shares purchased in 2011 on behalf of participants, including the Company contribution, was 630,480 (2010 – 618,272; 2009 – 883,737). In 2011, the Company’s contributions totalled $4 million (2010 – $3 million; 2009 – $3 million) and the related expense was $4 million (2010 – $2 million; 2009 – $7 million).